Available-for-sale Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Available-for-sale Financial Assets

		As of December 31, 2017	As of December 31, 2016
	Note	Million	Million

Equity investments	(i)	44	35
Wealth management products issued by banks	(ii)	65,630	31,897

		65,674	31,932

Less: current portion		(65,630)	(31,897)

Non-current portion		44	35

Note:

(i)	The equity investments represent the Group’s investments in other companies at fair values (level 1: quoted price (unadjusted) in active markets; or level 3: inputs for the assets or liability that are not based on observable market data (that is, unobservable inputs)) through other comprehensive income as of December 31, 2017.

(ii)	The wealth management products issued by banks will mature within one year with variable return rates indexed to the performance of underlying assets. As of December 31, 2017, the carrying amount approximated the fair value (level 3 of fair value hierarchy). The fair values are based on cash flow discounted assuming the expected return will be obtained upon maturity.